Prospectus December 17, 2004

Neuberger Berman

Equity Funds

TRUST CLASS

SHARES

Real Estate Fund

INVESTOR CLASS

SHARES

Century Fund

Fasciano Fund

Focus Fund

Genesis Fund

Guardian Fund

International Fund

Manhattan Fund

Millennium Fund

Partners Fund

Regency Fund

Socially Responsive Fund

These securities, like the securities of all mutual

funds, have not been approved or disapproved by

the Securities and Exchange Commission, and

the Securities and Exchange Commission has not

determined if this prospectus is accurate or

complete. Any representation to the contrary is a

criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Century Fund	1
Fasciano Fund	6
Focus Fund	11
Genesis Fund	16
Guardian Fund	21
International Fund	26
Manhattan Fund	31
Millennium Fund	36
Partners Fund	41
Real Estate Fund	46
Regency Fund	53
Socially Responsive Fund	58
YOUR INVESTMENT
Share Prices	64
Privileges and Services	65
Distributions and Taxes	66
Maintaining Your Account	68
Redemption Fee	74
Market Timing Policy	75
Portfolio Holdings Policy	76
Fund Structure	76

THESE FUNDS:

•                  are designed for investors with long-term goals in mind, and for the Real Estate Fund, also for current income

•                  offer you the opportunity to participate in financial markets through professionally managed portfolios

•                  also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                  carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                  normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Century Fund	Ticker Symbol: NBCIX

GOAL & STRATEGY

The fund seeks long-term growth of capital; dividend income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. They seek to buy companies with strong historical and prospective earnings growth. In determining whether a company has favorable growth characteristics, the managers analyze such factors as:

•                  sales and earnings growth

•                  return on equity

•                  debt to equity ratio

•                  market share and competitive leadership of the company’s products.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Large-Cap Stocks

Large-cap companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large-cap companies can be slower to respond to changes and opportunities.

At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds over a given time period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (12/6/1999)
Century Fund
Return Before Taxes	25.80	-12.15
Return After Taxes on Distributions	25.80	-12.15
Return After Taxes on Distributions and Sale of Fund Shares	16.77	-9.98
Russell 1000 Index	29.89	-4.10
Russell 1000 Growth Index	29.75	-11.37
S&P 500 Index*	28.67	-4.64

*                  The fund has changed its broad-based index from the S&P 500 Index to the Russell 1000 Index to provide a more appropriate market comparison for the fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 1000 Index is an unmanaged index of U. S. large-cap stocks.

The Russell 1000 Growth Index is an unmanaged index of U.S. mid- and large-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	1.26
Equals:	Total annual operating expenses	2.07
Minus:	Expense reimbursement	0.57
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

John J. Zielinski, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios for another investment manager since 1983.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

FINANCIAL HIGHLIGHTS

	Year Ended August 31,	2000(1)		2001	2002	2003	2004

	Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		13.44	6.50	4.89	5.42
Plus:	Income from investment operations
	Net investment loss	(0.05)		(0.08)	(0.05)	(0.03)	(0.03)
	Net gains (losses) - realized and unrealized	3.49		(6.86)	(1.56)	0.56	0.15
	Subtotal: income from investment operations	3.44		(6.94)	(1.61)	0.53	0.12
Equals:	Share price (NAV) at end of year	13.44		6.50	4.89	5.42	5.54

	Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

	Net expenses - actual	1.50	(2)	1.50	1.50	1.51	1.49
	Gross expenses(3)	1.76	(2)	1.80	2.09	2.21	2.05
	Expenses(4)	1.50	(2)	1.50	1.50	1.51	1.50
	Net investment loss - actual	(0.81	)(2)	(0.86)	(0.89)	(0.62)	(0.55)

	Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

	Total return (%)(5)	34.40	(6)	(51.60)	(24.77)	10.84	2.21
	Net assets at end of year (in millions of dollars)	43.6		17.5	15.5	17.0	14.3
	Portfolio turnover rate (%)	65		107	142	(7) 115	66

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 12/6/1999 (beginning of operations) to 8/31/2000.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.

(7)       Portfolio turnover excludes purchases and sales of securities by Technology Fund prior to the merger date.

Neuberger Berman Fasciano Fund	Ticker Symbol: NBFSX

GOAL & STRATEGY

The fund seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

•                  strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

•                  stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the manager believes are likely to achieve the fund’s objective, the manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The fund’s blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

The fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Fasciano Fund
Return Before Taxes	29.72	5.97	11.59
Return After Taxes on Distributions	29.59	5.63	10.68
Return After Taxes on Distributions and Sale of Fund Shares	19.41	4.98	9.81
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 The year-by-year and average annual total return data for the periods prior to 3/24/2001 are those of Neuberger Berman Fasciano Fund’s predecessor, Fasciano Fund, Inc.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.00
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.24
Equals:	Total annual operating expenses	1.24

*      The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$126	$393	$681	$1,500

MANAGEMENT

Michael Fasciano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the fund’s assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.00% of average net assets.

FINANCIAL HIGHLIGHTS

		Year ended 6/30/2000	Year ended 6/30/2001	Two months ended 8/31/2001(1)		Year ended 8/31/2002	Year ended 8/31/2003	Year ended 8/31/2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	31.78	32.55	34.39		33.93	31.19	35.39
Plus:	Income from investment operations
	Net investment income (loss)	0.34	(0.11)	(0.06)		(0.16)	(0.11)	(0.20)
	Net gains (losses) - realized and unrealized	0.82	2.24	(0.40)		(1.50)	4.31	4.81
	Subtotal: income from investment operations	1.16	2.13	(0.46)		(1.66)	4.20	4.61
Minus:	Distributions to shareholders
	Income dividends	0.39	0.29	—		—	—	—
	Capital gain distributions	—	—	—		1.08	—	0.19
	Subtotal: distributions to shareholders	0.39	0.29	—		1.08	—	0.19
Equals:	Share price (NAV) at end of year	32.55	34.39	33.93		31.19	35.39	39.81

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.20	1.30	1.58	(2)	1.36	1.24	1.22
Gross expenses(3)		—	—	—		—	—	1.23
Expenses(4)		—	1.30	1.58	(2)	1.36	1.24	1.23
Net investment income (loss) - actual		0.80	(0.40)	(1.03	)(2)	(0.48)	(0.36)	(0.52)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		3.70	6.64	(1.34	)(6)	(4.99)	13.47	13.06 (5)
Net assets at end of year (in millions of dollars)		266.9	210.6	203.3		214.1	277.6	364.9
Portfolio turnover rate (%)		29	3	4		24	24	17

The figures above after 6/30/2000 have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover). For dates prior to 3/24/2001, the figures above are from the fund’s predecessor fund, the Fasciano Fund, Inc. The figures above, through 6/30/2000, were audited by another auditor.

(1)       In 2001, the fund’s fiscal year-end was changed from June 30 to August 31.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

(6)       Not annualized.

Neuberger Berman Focus Fund	Ticker Symbol: NBSSX

GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                  autos and housing

•                  consumer goods and services

•                  defense and aerospace

•                  energy

•                  financial services

•                  health care

•                  heavy industry

•                  machinery and equipment

•                  media and entertainment

•                  retailing

•                  technology

•                  transportation

•                  utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.89	6.75	12.02
Return After Taxes on Distributions	64.86	5.35	10.23
Return After Taxes on Distributions and Sale of Fund Shares	42.23	5.32	9.83
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.74
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	0.87

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$89	$278	$482	$1,073

MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.74% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	36.25	50.61	36.11	23.05	32.28
Plus:	Income from investment operations
	Net investment income (loss)	(0.01)	(0.04)	0.01	0.05	0.08
	Net gains (losses) - realized and unrealized	19.69	(10.23)	(10.65)	9.18	(0.35)
	Subtotal: income from investment operations	19.68	(10.27)	(10.64)	9.23	(0.27)
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.05
	Capital gain distributions	5.31	4.23	2.42	—	—
	Subtotal: distributions to shareholders	5.32	4.23	2.42	—	0.05
Equals:	Share price (NAV) at end of year	50.61	36.11	23.05	32.28	31.96

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.83	0.87	0.90	0.85
Gross expenses(1)		—	—	—	—	0.86
Expenses(2)		0.85	0.83	0.87	0.90	0.86
Net investment income (loss) - actual		(0.02)	(0.09)	0.02	0.21	0.21

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		59.29	(20.40)	(31.58)	40.04	(0.84	)(3)
Net assets at end of year (in millions of dollars)		1,996.4	1,618.6	1,024.6	1,300.0	1,198.9
Portfolio turnover rate (%)		55	38	25	24	27

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

Neuberger Berman Genesis Fund	Ticker Symbol: NBGNX

This fund is closed to new investors.

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                  above-average returns

•                  an established market niche

•                  circumstances that would make it difficult for new competitors to enter the market

•                  the ability to finance their own growth

•                  sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid

•                  than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.70	14.59	14.94
Return After Taxes on Distributions	31.69	13.90	14.11
Return After Taxes on Distributions and	20.61	12.38	12.95
Sale of Fund Shares
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.93
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	1.06

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$108	$337	$585	$1,294

MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.93% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.39	18.00	19.78	19.70	23.44
Plus:	Income from investment operations
	Net investment loss	—	(0.01)	(0.01)	(0.06)	(0.10)
	Net gains (losses) - realized and unrealized	3.69	2.83	0.51	3.87	3.70
	Subtotal: income from investment operations	3.69	2.82	0.50	3.81	3.60
Minus:	Distributions to shareholders
	Income dividends	0.08	—	—	—	—
	Capital gain distributions	—	1.04	0.58	0.07	0.01
	Subtotal: distributions to shareholders	0.08	1.04	0.58	0.07	0.01
Equals:	Share price (NAV) at end of year	18.00	19.78	19.70	23.44	27.03

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.21	1.11	1.10	1.08	1.05
Gross expenses(1)		—	—	—	—	1.05
Expenses(2)		1.21	1.11	1.10	1.08	1.05
Net investment loss - actual		(0.02)	(0.07)	(0.05)	(0.31)	(0.38)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.79	16.52	2.54	19.40	15.37 (3)
Net assets at end of year (in millions of dollars)		749.0	978.3	1,063.2	1,273.2	1,324.0
Portfolio turnover rate (%)		38	19	19	17	23

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

Neuberger Berman Guardian Fund	Ticker Symbol: NGUAX

GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	35.14	0.95	7.08
Return After Taxes on Distributions	35.08	-1.04	4.91
Return After Taxes on Distributions and Sale of Fund Shares	22.91	0.20	5.39
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.16
Equals:	Total annual operating expenses	0.91

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$93	$290	$504	$1,120

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.75% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	22.72	20.22	14.30	11.53	12.92
Plus:	Income from investment operations
	Net investment income	0.14	0.13	0.12	0.05	0.05
	Net gains (losses) - realized and unrealized	2.99	(2.82)	(2.77)	1.40	1.53
	Subtotal: income from investment operations	3.13	(2.69)	(2.65)	1.45	1.58
Minus:	Distributions to shareholders
	Income dividends	0.15	0.13	0.12	0.05	0.04
	Capital gain distributions	5.48	3.10	—	—	—
	Tax return of capital	—	—	—	0.01	—
	Subtotal: distributions to shareholders	5.63	3.23	0.12	0.06	0.04

Equals:	Share price (NAV) at end of year	20.22	14.30	11.53	12.92	14.46

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.84	0.88	0.92	0.90
Gross expenses(1)		—	—	—	—	0.90
Expenses(2)		0.84	0.84	0.88	0.92	0.91
Net investment income - actual		0.64	0.83	0.84	0.44	0.35

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		16.84	(13.36)	(18.64)	12.70	12.24	(3)
Net assets at end of year (in millions of dollars)		2,713.2	1,999.5	1,337.1	1,297.6	1,300.6
Portfolio turnover rate (%)		83	88	85	113	25

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

Neuberger Berman International Fund	Ticker Symbol: NBISX

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Foreign Stocks

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

[ICON]  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

MAIN RISKS

Most of the fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes, and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks — sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (6/15/1994)
International Fund
Return Before Taxes	43.30	5.08	7.14
Return After Taxes on Distributions	43.21	4.01	6.52
Return After Taxes on Distributions and Sale of Fund Shares	28.62	4.14	6.14
EAFE Index	39.17	0.26	4.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include cost of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.11
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.46
Equals:	Total annual operating expenses	1.57
Minus:	Expense reimbursement	0.17
Equals:	Net expenses	1.40

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2008, so that the total annual operating expenses of the fund are limited to 1.40% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$143	$443	$804	$1,822

MANAGEMENT

Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.11% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003		2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	16.76	20.82	11.81	10.60		11.58
Plus:	Income from investment operations
	Net investment income (loss)	(0.07)	0.05	0.03	0.10		0.10
	Net gains (losses) - realized and unrealized	4.35	(4.84)	(1.21)	0.88		3.89
	Subtotal: income from investment operations	4.28	(4.79)	(1.18)	0.98		3.99
	Redemption fees	—	0.10	0.03	0.03		0.01
Minus:	Distributions to shareholders
	Income dividends	0.01	—	0.02	0.03		0.16
	Capital gain distributions	0.21	4.32	0.04	—		—
	Subtotal: distributions to shareholders	0.22	4.32	0.06	0.03		0.16
Equals:	Share price (NAV) at end of year	20.82	11.81	10.60	11.58		15.42

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.43	1.56	1.69	1.70		1.57
Gross expenses(1)		—	—	—	1.74		1.57
Expenses(2)		1.43	1.56	1.69	1.70		1.57
Net investment income (loss) - actual		(0.33)	0.33	0.31	1.00		0.68

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.43	(25.71)	(9.76)	9.58	(3)	34.73	(3)
Net assets at end of year (in millions of dollars)		193.7	98.2	77.1	82.0		162.1
Portfolio turnover rate (%)		80	61	63	90		72

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

Neuberger Berman Manhattan Fund	Ticker Symbol: NMANX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies,

which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	30.57	-3.35	5.81
Return After Taxes on Distributions	30.57	-5.19	3.20
Return After Taxes on Distributions and Sale of Fund Shares	19.87	-2.75	4.38
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index*	28.67	-0.57	11.06

*                 The fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the fund’s performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.80
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.29
Equals:	Total annual operating expenses	1.09

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$111	$347	$601	$1,329

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.80% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	12.07	21.01	6.63	4.70	5.58
Plus:	Income from investment operations
	Net investment loss	(0.08)	(0.05)	(0.04)	(0.04)	(0.04)
	Net gains (losses) - realized and unrealized	10.22	(8.97)	(1.84)	0.92	0.32
	Subtotal:income from investment operations	10.14	(9.02)	(1.88)	0.88	0.28
Minus:	Distributions to shareholders
	Capital gain distributions	1.20	5.36	0.05	—	—
	Subtotal: distributions to shareholders	1.20	5.36	0.05	—	—
Equals:	Share price (NAV) at end of year	21.01	6.63	4.70	5.58	5.86

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.92	0.95	1.05	1.12	1.06
Gross expenses(1)		0.92	0.95	1.05	1.12	1.09
Expenses(2)		—	—	—	—	1.06
Net investment loss - actual		(0.52)	(0.52)	(0.69)	(0.78)	(0.63)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		87.89	(51.10)	(28.57)	18.72	5.02 (3)
Net assets at end of year (in millions of dollars)		1,178.6	517.8	300.5	324.6	306.2
Portfolio turnover rate (%)		105	102	98	145	102

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense offset arrangements.

(2)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

Neuberger Berman Millennium Fund	Ticker Symbol: NBMIX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other smallcap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (10/20/1998)
Millennium Fund
Return Before Taxes	33.26	0.80	9.19
Return After Taxes on Distributions	33.26	-1.37	6.92
Return After Taxes on Distributions and Sale of Fund Shares	21.62	-0.24	7.00
Russell 2000 Growth Index	48.54	0.86	5.68
Russell 2000 Inde	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.11
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.70
Equals:	Total annual operating expenses	1.81
Minus:	Expense reimbursement	0.06
Equals:	Net expenses	1.75

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2008, so that the total annual operating expenses of the fund are limited to 1.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$178	$551	$962	$2,111

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.11% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	19.49	36.02	14.35	9.36	10.88
Plus:	Income from investment operations
	Net investment loss	(0.24)	(0.21)	(0.14)	(0.10)	(0.14)
	Net gains (losses) - realized and unrealized	18.61	(16.36)	(4.85)	1.62	(0.03)
	Subtotal: income from investment operations	18.37	(16.57)	(4.99)	1.52	(0.17)
Minus:	Distributions to shareholders
	Capital gain distributions	1.84	5.09	—	—	—
	Tax return of capital	—	0.01	—	—	—
	Subtotal: distributions to shareholders	1.84	5.10	—	—	—
Equals:	Share price (NAV) at end of year	36.02	14.35	9.36	10.88	10.71

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.38	1.47	1.62	1.75	1.71
Gross expenses(1)		1.33	—	—	1.83	1.77
Expenses(2)		1.38	1.47	1.62	1.75	1.75
Net investment loss - actual		(0.94)	(1.08)	(1.05)	(1.09)	(1.20)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		96.88 (3)	(48.32)	(34.77)	16.24 (3)	(1.56	)(3)
Net assets at end of year (in millions of dollars)		315.5	118.0	63.1	59.1	43.3
Portfolio turnover rate (%)		176	158	126	241	146

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

Neuberger Berman Partners Fund	Ticker Symbol: NPRTX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•                  strong fundamentals, such as a company’s financial, operational, and competitive positions

•                  relatively high operating profit margins and returns

•                  a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.87	1.44	9.49
Return After Taxes on Distributions	35.87	0.28	6.97
Return After Taxes on Distributions and Sale of Fund Shares	23.33	0.79	7.02
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.75
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.13
Equals:	Total annual operating expenses	0.88

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$90	$281	$488	$1,084

MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.75% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	26.42	25.03	20.54	16.67	19.22
Plus:	Income from investment operations
	Net investment income	0.19	0.08	0.03	0.01	0.16
	Net gains (losses) - realized and unrealized	1.81	(2.47)	(3.44)	2.57	2.04
	Subtotal: income from investment operations	2.00	(2.39)	(3.41)	2.58	2.20
Minus:	Distributions to shareholders
	Income dividends	0.29	0.17	0.08	0.03	0.01
	Capital gain distributions	3.10	1.93	0.38	—	—
	Subtotal: distributions to shareholders	3.39	2.10	0.46	0.03	0.01
Equals:	Share price (NAV) at end of year	25.03	20.54	16.67	19.22	21.41

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.84	0.84	0.87	0.90	0.87
Gross expenses(1)		—	—	—	—	0.87
Expenses(2)		0.84	0.84	0.87	0.90	0.88
Net investment income - actual		0.60	0.35	0.16	0.08	0.76

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		8.51	(9.68)	(16.98)	15.51	11.43	(3)
Net assets at end of year (in millions of dollars)		2,191.8	1,689.4	1,209.6	1,247.2	1,280.8
Portfolio turnover rate (%)		95	73	53	65	67

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

Neuberger Berman Real Estate Fund	Ticker Symbol: NBRFX

  GOAL & STRATEGY

The fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the manager to be of comparable quality.

The manager makes investment decisions through a fundamental analysis of each company. The manager reviews each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the manager finds an opportunity he believes is more compelling, or if the manager’s outlook on the company or the market changes. Active trading may cause the fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the fund invests; later percentage changes caused by a change in market values or company circumstances will not require the fund to dispose of a holding.

[ICON]  Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger-cap company stocks.

[ICON]  Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The fund may at times be more concentrated in particular sub-sectors of the real estate business — e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for taxfree pass through of income under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the fund defaults on payment of its debt obligations.

The fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (5/1/2002)
Real Estate Fund
Return Before Taxes	39.96	21.95
Return After Taxes on Distributions	36.92	19.58
Return After Taxes on Distributions and Sale of Fund Shares	26.08	17.35
NAREIT Equity REIT Index	37.13	17.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The NAREIT Equity REIT Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based index of the equity REIT market. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.97
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

MANAGEMENT

Steven R. Brown is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund’s assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, theNeuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		9.81	11.49
Plus:	Income from investment operations
	Net investment income	0.12		0.31	0.26
	Net gains (losses) - realized and unrealized	(0.24)		1.75	3.17
	Subtotal: income from investment operations	(0.12)		2.06	3.43
	Redemption fees	0.00		0.00	0.01
Minus:	Distributions to shareholders
	Income dividends	0.07		0.38	0.28
	Capital gain distributions	—		—	0.52
	Subtotal: distributions to shareholders	0.07		0.38	0.80
Equals:	Share price (NAV) at end of year	9.81		11.49	14.13

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	(2)	1.50	1.47
Gross expenses(3)		4.81	(2)	2.19	1.93
Expenses(4)		1.50	(2)	1.50	1.50
Net investment income - actual		3.53	(2)	3.10	2.05

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(1.23	)(6)	21.70	31.03
Net assets at end of year (in millions of dollars)		12.2		31.2	40.1
Portfolio turnover rate (%)		44		85	148

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 5/1/2002 (beginning of operations) to 8/31/2002.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.

Neuberger Berman Regency Fund	Ticker Symbol: NBRVX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

•                  above-average returns on invested capital

•                  strong management teams

•                  solid balance sheets.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (6/1/1999)
Regency Fund
Return Before Taxes	35.88	12.03
Return After Taxes on Distributions	35.88	10.54
Return After Taxes on Distributions and Sale of Fund Shares	23.32	9.57
Russell Midcap Index	40.06	6.42
Russell Midcap Value Index	38.07	8.05

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. midcap value stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the U.S. mid-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.62
Equals:	Total annual operating expenses	1.43

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$146	$452	$782	$1,713

MANAGEMENT

Andrew B. Wellington is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been the manager of the fund since May 2003 and before that was a co-manager since 2002 and an associate manager of the fund since 2001. From 1996 to 2001, he was a portfolio manager at another firm.

David M. DiDomenico is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	9.82	13.02	12.92	10.58	12.14
Plus:	Income from investment operations
	Net investment income (loss)	—	—	(0.01)	(0.03)	(0.03)
	Net gains/(losses) - realized and unrealized	3.38	0.60	(0.88)	1.59	2.33
	Subtotal: income from investment operations	3.38	0.60	(0.89)	1.56	2.30
Minus:	Distributions to shareholders
	Income dividends	0.02	—	0.01	—	—
	Capital gain distributions	0.16	0.70	1.44	—	—
	Subtotal: distributions to shareholders	0.18	0.70	1.45	—	—
Equals:	Share price (NAV) at end of year	13.02	12.92	10.58	12.14	14.44

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	1.50	1.50	1.50	1.49
Gross expenses(1)		2.22	1.61	1.46	1.57	1.42
Expenses(2)		1.51	1.50	1.50	1.50	1.50
Net investment income (loss) - actual		—	(0.02)	(0.07)	(0.30)	(0.22)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		34.95	4.81	(7.42)	14.74	18.95
Net assets at end of year (in millions of dollars)		10.9	16.0	16.7	20.1	33.5
Portfolio turnover rate (%)		200	256	119	73	62

The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower/higher if Neuberger Berman Management Inc. had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

Neuberger Berman Socially Responsive Fund	Ticker Symbol: NBSRX

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

•                  environmental concerns

•                  diversity in the work force

•                  progressive employment and workplace practices, and community relations.

The managers typically also look at a company’s record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days’ notice.

[ICON]  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]  Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

[ICON]  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

•                  undervalued stocks that don’t meet the social criteria could outperform those that do

•                  economic or political changes could make certain companies less attractive for investment

•                  the social policy could cause the fund to sell or avoid stocks that subsequently perform well.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund’s social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	5 Years	Since Inception (3/16/1994)
Socially Responsive Fund
Return Before Taxes	34.48	3.62	10.73
Return After Taxes on Distributions	33.21	2.76	9.86
Return After Taxes on Distributions and Sale of Fund Shares	23.25	2.77	9.15
S&P 500 Index	28.67	-0.57	11.18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

[ICON]  Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.81
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.26
Equals:	Total annual operating expenses	1.07

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$109	$340	$590	$1,306

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC.  He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-manager of the fund since December 2003 and before that was an associate manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.81% of average net assets.

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	21.33	21.01	18.96	15.39	18.55
Plus:	Income from investment operations
	Net investment income	—	0.02	0.04	0.02	0.04
	Net gains (losses) - realized and unrealized	0.57	(2.07)	(1.83)	3.17	1.81
	Subtotal: income from investment operations	0.57	(2.05)	(1.79)	3.19	1.85
Minus:	Distributions to shareholders
	Income dividends	0.02	—	0.06	0.03	0.05
	Capital gain distributions	0.87	—	1.67	—	0.87
	Tax return of capital	—	—	0.05	—	—
	Subtotal: distributions to shareholders	0.89	—	1.78	0.03	0.92
Equals:	Share price (NAV) at end of year	21.01	18.96	15.39	18.55	19.48

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses - actual		1.12	1.13	1.17	1.07	1.06
Expenses(1)		1.12	1.13	1.17	1.08	1.07
Net investment income - actual		0.01	0.08	0.21	0.14	0.19

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		2.96	(9.76)	(10.62)	20.79	10.06
Net assets at end of year (in millions of dollars)		107.6	87.8	71.2	132.8	215.6
Portfolio turnover rate (%)		76	83	60	62	35

For dates prior to 12/16/2000, the figures above are from the Trust class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense offset arrangements.

Neuberger Berman
Your Investment

[ICON] SHARE PRICES

Because the shares of these funds do not have sales charges, the price you pay for each share of a fund is the fund’s net asset value per share. Unless a redemption fee is applied, the funds pay you the full share price when you sell shares.

Of the funds in this prospectus, only International and Real Estate Funds impose a redemption fee on sales or exchanges of fund shares held 180 days or less. If you own shares of these funds, see “Redemption Fee” for more information on when a redemption fee would be charged to your account.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[ICON]  Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

[ICON] PRIVILEGES AND SERVICES

If you purchase Investor Class shares (or, in the case of Real Estate Fund, Trust Class shares) directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

Systematic Investments — This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

Systematic Withdrawals — This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

Electronic Bank Transfers — When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

Internet Access — At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone® — Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

[ICON]  Dollar-Cost Averaging

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount — say, $100 a month — you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

DISTRIBUTIONS AND TAXES

Distributions — Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Real Estate Fund, which typically distributes any net investment income quarterly.

Unless you designate otherwise, your income and capital gain distributions from a fund will be reinvested in additional shares of that fund. However, if you prefer you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the same class of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested or paid in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

How share transactions are taxed — When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

[ICON]  Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

[ICON]  Backup Withholding

A fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s  distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

[ICON]  Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

[ICON] MAINTAINING YOUR ACCOUNT

When you buy shares — Instructions for buying shares from Neuberger Berman Management Inc. are under “Buying Shares.” See “Investment Providers” if you are buying shares through an investment provider. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

When you purchase shares you will receive the next share price calculated after your order has been accepted.

Purchase orders are deemed “accepted” when Neuberger Berman Management Inc., the funds’ principal underwriter, has received payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the funds, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

When you sell shares — If you bought your shares from Neuberger Berman Management Inc. , instructions for selling shares are under “Selling Shares.” See “Investment Providers” if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time.

If you exchange shares of International or Real Estate Funds within 180 days or less of purchase, you may be charged a redemption fee. See the “Redemption Fee” section for more information.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see “Signature Guarantees”). These cases include:

•                  when selling more than $50,000 worth of shares

•                  when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

•                  when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

The funds reserve the right to pay in kind for redemptions. The funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a fund’s shareholders as a whole.

Uncashed checks — We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

Statements and confirmations — Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

When you exchange shares — You can move money from one Neuberger Berman fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

•                  both accounts must have the same registration

•                  you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

•                  because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you exchange shares of International or Real Estate Funds within 180 days or less of purchase, you may be charged a redemption fee. See the “Redemption Fee” section for more information.

Placing orders by telephone — Neuberger Berman fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don’t want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery. You may also use FUNDfone® or visit our website at www.nb.com.

Proceeds from the sale of shares — The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                  in unusual circumstances where the law allows additional time if needed

•                  if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

Other policies — Under certain circumstances, the funds reserve the right to:

•                  suspend the offering of shares

•                  reject any exchange or purchase order

•                  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                  change, suspend, or revoke the exchange privilege

•                  suspend the telephone order privilege

•                  satisfy an order to sell fund shares with securities rather than cash, for very large orders

•                  suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

•                  change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

[ICON]  Signature Guarantees

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

[ICON]  Investment Providers

The Investor and Trust Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management Inc. However, if you use an investment provider, most of the information you’ll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of any of the funds described in this prospectus.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See “When You Exchange Shares” for more information.

[ICON]  Distribution and Shareholder Servicing Fees

Real Estate Fund has adopted a plan under which the fund’s Trust Class pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

[ICON]  Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

BUYING SHARES

Method	Things to know	Instructions

Sending us a check

Your first investment must be at least $1000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, cashier’s checks, travelers checks, or other cash equivalents

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to “Neuberger Berman Funds”; we cannot accept checks made out to you or other parties and signed over to us

Fill out the application and enclose your check

If regular first-class mail, send to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
66 Brooks Drive
Braintree, MA 02184-3839

Wiring money	All wires must be for at least $1,000

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

Exchanging from another fund	All exchanges must be for at least $1,000 Both accounts involved must be registered in the same name, address and tax ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or through our website at www.nb.com
By telephone

We do not accept phone orders for a first investment

Additional investments must be for at least $1,000

Additional shares will be purchased when your order is accepted

Not available on retirement accounts

Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDfone®, call 800-335-9366 or you can use our website at www.nb.com

Setting up systematic investments	All investments must be at least $100	Call 800-877-9700 for instructions

SELLING SHARES

Method	Things to know	Instructions

Sending us a letter

Unless you instruct us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 wire fee

You can also request that we send the proceeds to your designated bank account by electronic transfer (ACH) without fee

You may need a signature guarantee

Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:

Neuberger Berman Funds
c/o State Street Bank and Trust Company
66 Brooks Drive
Braintree, MA 02184-3839

Sending us a fax	For amounts of up to $50,000 Not available if you have changed the address on the account in the past 15 days	Write a request to sell shares as described above Call 800-877-9700 to obtain the appropriate fax number
Calling in your order

All phone orders to sell shares must be for at least $1,000 unless you are closing out an account

Not available if you have declined the phone option or are selling shares in certain retirement accounts (The only exception is for those retirement shareholders who are at least 59 1/2 or older and have their birthdates on file)

Not available if you have changed the address on the account in the past 15 days

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com

Exchanging into another fund	All exchanges must be for at least $1,000 Both accounts must be registered in the same name, address and tax ID number An exchange order cannot be cancelled or changed once it has been placed	Call 800-877-9700 to place your order To place an order using FUNDfone®, call 800-335-9366 or visit our website at www.nb.com
Setting up systematic withdrawals	For accounts with at least $5,000 worth of shares in them Withdrawals must be at least $100	Call 800-877-9700 for instructions
Redemption Fee	International and Real Estate Funds charge a 2.00% and 1.00% redemption fee, respectively, on shares redeemed or exchanged for shares of another fund within 180 days or less of purchase	See section entitled “Redemption Fee” or call 800-877-9700 for more information

[ICON]  Retirement Plans

We offer investors a number of tax-advantaged plans for retirement saving:

Traditional IRAs allow money to grow tax-deferred until you take it out, usually at or after retirement. Contributions are deductible for some investors, but even when they’re not, an IRA can be beneficial.

Roth IRAs offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Coverdell Education Savings Accounts (formerly the Education IRAs), though not for retirement savings, also are available. Consult your tax professional to find out which types of plans or accounts may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan or account.

[ICON]  Internet Connection

Investors with Internet access can enjoy many valuable and time-saving features by visiting us at www.nb.com.

The site offers more complete information on our funds, including current performance data, portfolio manager interviews, tax information plus educational articles, news and analysis. You can tailor the site so it serves up information that’s most relevant to you.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions — 24 hours a day. You can also receive fund documents such as prospectuses and financial reports as well as your statements electronically via NB DeliverESM. If you want further information, please call 800-877-9700.

[ICON] REDEMPTION FEE

If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 180 days or less of purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Beginning March 31, 2005, these redemption fees will be applied for sales or exchanges made within 90 days of the purchase.

The funds use a “first-in, first-out” method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

•                  shares acquired by reinvestment of dividends or other distributions of the funds;

•                  shares held in an account of certain qualified retirement plans; or

•                  shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

[ICON] MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market- timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

To further discourage market- timing, if a shareholder sells shares of Neuberger Berman International Fund or Neuberger Berman Real Estate Fund or exchanges them for shares of another fund within 180 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman International Fund) or 1.00% (in the case of Neuberger Berman Real Estate Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions by the funds; shares held in an account of certain qualified retirement plans; or shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

[ICON] PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Fasciano, Genesis, and Millennium Funds) will be available at http://www.nb.com/ind/mutual_funds/ prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for fasciano, Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

[ICON] FUND STRUCTURE

Each fund uses a “multiple class” structure. The funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates to Trust Class shares of Real Estate Fund and Investor Class shares of the other funds.

APPENDIX

Neuberger Berman Focus Fund — Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector—for example, video and electronic games—may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Neuberger Berman Equity Funds

Investor and Trust Class Shares

No load or sales charges

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports — The shareholder reports offer information about each fund’s recent performance, including:

•                  a discussion by the portfolio manager(s) about strategies and market conditions

•                  fund performance data and financial statements

•                  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on these funds, including:

•                  various types of securities and practices, and their risks

•                  investment limitations and additional policies

•                  information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

[ICON]  Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

800-877-9700

212-476-8800

Web site: www.nb.com

Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

 A0088 12/04 SEC file number: 811-582

PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

TRUST CLASS SHARES

Focus Fund

Genesis Fund

Guardian Fund

International Fund

Manhattan Fund

Millennium Fund

Partners Fund

Real Estate Fund

Regency Fund

Socially Responsive Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Focus Fund	1
Genesis Fund	6
Guardian Fund	11
International Fund	16
Manhattan Fund	21
Millennium Fund	26
Partners Fund	31
Real Estate Fund	36
Regency Fund	43
Socially Responsive Fund	48
YOUR INVESTMENT
Maintaining Your Account	54
Share Prices	55
Distributions and Taxes	56
Redemption Fee	57
Market Timing Policy	58
Portfolio Holdings Policy	59
Fund Structure	59

THESE FUNDS:

•                  are designed for investors with long-term goals in mind, and for the Real Estate Fund, also for current income

•                  offer you the opportunity to participate in financial markets through professionally managed portfolios

•                  also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                  carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                  are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                  normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Focus Fund	Ticker Symbol: NBFCX

GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                  autos and housing

•                  consumer goods and services

•                  defense and aerospace

•                  energy

•                  financial services

•                  health care

•                  heavy industry

•                  machinery and equipment

•                  media and entertainment

•                  retailing

•                  technology

•                  transportation

•                  utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

1

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

2

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.58	6.56	11.91
Return After Taxes on Distributions	64.57	5.77	11.36
Return After Taxes on Distributions and Sale of Fund Shares	41.98	5.41	10.48
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

*                 Through 12/15/2000, Focus Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the period from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Focus Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

3

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.88
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.03

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$105	$328	$569	$1,259

MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.88% of average net assets.

4

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	23.62	35.33	26.66	16.98	23.75
Plus:	Income from investment operations
	Net investment income (loss)	(0.05)	(0.08)	(0.04)	0.01	0.01
	Net gains (losses) - realized and unrealized	13.40	(7.17)	(7.86)	6.76	(0.24)
	Subtotal: income from investment operations	13.35	(7.25)	(7.90)	6.77	(0.23)
Minus:	Distributions to shareholders
	Income dividends	—	—	—	—	0.01
	Capital gain distributions	1.64	1.42	1.78	—	—
	Subtotal: distributions to shareholders	1.64	1.42	1.78	—	0.01
Equals:	Share price (NAV) at end of year	35.33	26.66	16.98	23.75	23.51

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.05	1.03	1.04	1.06	1.02
Gross expenses(1)		1.06	—	—	—	1.02
Expenses(2)		1.05	1.03	1.04	1.06	1.03
Net investment income (loss) - actual		(0.22)	(0.28)	(0.15)	0.04	0.04

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		59.02 (3)	(20.58)	(31.74)	39.87	(0.98) (3)
Net assets at end of year (in millions of dollars)		372.4	398.2	249.3	333.0	267.3
Portfolio turnover rate (%)		55	38	25	24	27

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

5

Neuberger Berman
Genesis Fund	Ticker Symbol: NBGEX

This fund is closed to new investors.

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                  above-average returns

•                  an established market niche

•                  circumstances that would make it difficult for new competitors to enter the market

•                  the ability to finance their own growth

•                  sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

6

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

7

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.65	14.55	14.93
Return After Taxes on Distributions	31.64	13.99	14.45
Return After Taxes on Distributions and Sale of Fund Shares	20.58	12.44	13.21
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 Through 12/15/2000, Genesis Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Genesis Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

8

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.07
Plus:	Distribution (12b-1 fees)	None
	Other expenses	0.04
Equals:	Total annual operating expenses	1.11

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$113	$353	$612	$1,352

MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.07% of average net assets.

9

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	20.26	25.34	28.33	28.19	33.54
Plus:	Income from investment operations
	Net investment loss	—	(0.03)	(0.02)	(0.10)	(0.16)
	Net gains (losses) - realized and unrealized	5.19	4.06	0.72	5.55	5.30
	Subtotal: income from investment operations	5.19	4.03	0.70	5.45	5.14
Minus:	Distributions to shareholders
	Income dividends	0.11	—	—	—	—
	Capital gain distributions	—	1.04	0.84	0.10	0.02
	Subtotal: distributions to shareholders	0.11	1.04	0.84	0.10	0.02
Equals:	Share price (NAV) at end of year	25.34	28.33	28.19	33.54	38.66

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		1.21	1.15	1.13	1.12	1.10
Gross expenses(1)		—	—	—	—	1.10
Expenses(2)		1.21	1.15	1.13	1.12	1.10
Net investment loss - actual		(0.02)	(0.11)	(0.07)	(0.35)	(0.42)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.76	16.50	2.49	19.40	15.32 (3)
Net assets at end of year (in millions of dollars)		770.9	1,520.1	2,237.3	2,931.7	4,086.3
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

10

Neuberger Berman
Guardian Fund	Ticker Symbol: NBGTX

GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

11

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

12

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	35.01	0.83	7.09
Return After Taxes on Distributions	34.97	-0.78	5.64
Return After Taxes on Distributions and Sale of Fund Shares	22.80	0.23	5.70
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

*                 Through 12/15/2000, Guardian Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Guardian Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

13

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.04

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$106	$331	$574	$1,271

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

14

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	16.36	15.44	11.27	9.10	10.18
Plus:	Income from investment operations
	Net investment income	0.09	0.09	0.08	0.03	0.02
	Net gains (losses) - realized and unrealized	2.23	(2.16)	(2.18)	1.10	1.21
	Subtotal: income from investment operations	2.32	(2.07)	(2.10)	1.13	1.23
Minus:	Distributions to shareholders
	Income dividends	0.10	0.09	0.07	0.04	0.02
	Capital gain distributions	3.14	2.01	—	—	—
	Tax return of capital	—	—	—	0.01	—
	Subtotal: distributions to shareholders	3.24	2.10	0.07	0.05	0.02
Equals:	Share price (NAV) at end of year	15.44	11.27	9.10	10.18	11.39

Ratios (% of average net assets)
The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.91	0.98	1.02	1.05	1.04
Gross expenses(1)		—	—	—	—	1.04
Expenses(2)		0.91	0.98	1.02	1.05	1.04
Net investment income - actual		0.58	0.69	0.71	0.33	0.21

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		16.72	(13.47)	(18.72)	12.59	12.09	(3)
Net assets at end of year (in millions of dollars)		1,093.6	555.4	335.3	288.5	282.7
Portfolio turnover rate (%)		83	88	85	113	25

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

15

Neuberger Berman
International Fund	Ticker Symbol: NBITX

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Foreign Stocks

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

[ICON]
Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

16

MAIN RISKS

Most of the fund’s performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes, and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks —sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund’s losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

17

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (6/15/1994)
International Fund
Return Before Taxes	43.48	5.84	7.58
Return After Taxes on Distributions	43.47	4.90	7.03
Return After Taxes on Distributions and Sale of Fund Shares	28.60	4.80	6.46
EAFE Index	39.17	0.26	4.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.

*                 Through 12/15/2000, International Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 6/1998 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as International Fund Trust Class. Performance from the beginning of the measurement period above to 6/1998 is that of International Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include cost of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

18

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

	Shareholder Fees
(% of amount redeemed or exchanged)
These are deducted directly from your investment.
	Redemption Fee
	Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
	Annual operating expenses
	(% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.68
Equals:	Total annual operating expenses	1.93
Minus:	Expense reimbursement	0.43
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2007, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. NBMI has further contractually agreed to reimburse certain fund expenses through 8/31/2015 so that the total annual operating expenses of the fund during the period from 9/1/2007 to 8/31/2015 are limited to 2.00% of average net assets. These arrangements do not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed the expense cap in place when NBMI reimbursed the fund. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$915	$2,142

MANAGEMENT

Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

19

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to inves- tors, and how its share price changed.

	Share price (NAV) at beginning of year	16.92	21.24	12.56	11.36	12.60
Plus:	Income from investment operations
	Net investment income (loss)	(0.08)	—	(0.01)	0.09	0.03
	Net gains (losses) - realized and unrealized	4.61	(4.95)	(1.26)	1.04	4.27
	Subtotal: income from investment operations	4.53	(4.95)	(1.27)	1.13	4.30
	Redemption fees	—	0.13	0.11	0.11	0.01
Minus:	Distributions to shareholders
	Income dividends	0.01	—	—	—	0.11
	Capital gain distributions	0.20	3.86	0.04	—	-
	Subtotal: distributions to shareholders	0.21	3.86	0.04	—	0.11
Equals:	Share price (NAV) at end of year	21.24	12.56	11.36	12.60	16.80

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.53	1.86	1.99	2.00	1.93
Gross expenses(1)		4.21	5.16	3.22	3.07	1.93
Expenses(2)		1.53	1.86	1.99	2.00	1.93
Net investment income (loss) - actual		(0.43)	—	(0.09)	0.81	0.17

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return(%)(3)		26.72	(25.43)	(9.25)	10.92	34.31
Net assets at end of year (in millions of dollars)		4.0	1.8	0.9	2.2	16.7
Portfolio turnover rate (%)		80	61	63	90	72

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

20

Neuberger Berman
Manhattan Fund	Ticker Symbol: NBMTX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so

Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do. While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

21

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

22

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	30.55	-3.50	5.69
Return After Taxes on Distributions	30.55	-4.60	4.24
Return After Taxes on Distributions and Sale of Fund Shares	19.86	-2.84	4.69
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index**	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

*      Through 12/15/2000, Manhattan Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Manhattan Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Manhattan Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

**   The fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the fund’s performance.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

23

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.94
Plus:	Distribution (12b-1) fees	None
	Other expenses	0.27
Equals:	Total annual operating expenses	1.21

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$123	$384	$665	$1,466

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.94% of average net assets.

24

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	15.02	26.01	10.23	7.26	8.62
Plus:	Income from investment operations
	Net investment loss	(0.11)	(0.11)	(0.07)	(0.06)	(0.07)
	Net gains (losses) - realized and unrealized	12.64	(12.03)	(2.83)	1.42	0.49
	Subtotal: income from investment operations	12.53	(12.14)	(2.90)	1.36	0.42
Minus:	Distributions to shareholders
	Capital gain distributions	1.54	3.64	0.07	—	—
	Subtotal: distributions to shareholders	1.54	3.64	0.07	—	—
Equals:	Share price (NAV) at end of year	26.01	10.23	7.26	8.62	9.04

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.02	1.07	1.11	1.19	1.19
Gross expenses(1)		1.08	—	—	—	1.19
Expenses(2)		1.02	1.07	1.11	1.19	1.21
Net investment loss - actual		(0.62)	(0.66)	(0.75)	(0.85)	(0.77)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		87.95 (3)	(51.16)	(28.54)	18.73	4.87 (3)
Net assets at end of year (in millions of dollars)		138.6	32.0	18.2	16.7	9.5
Portfolio turnover rate (%)		105	102	98	145	102

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years.The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

25

Neuberger Berman
Millennium Fund	Ticker Symbol: NBMOX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                  financial condition (such as debt to equity ratio)

•                  market share and competitive leadership of the company’s products

•                  earnings growth relative to competitors

•                  market valuation in comparison to a stock’s own historical norms and the stocks of other smallcap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

26

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                  may have a shorter history of operations than larger companies;

•                  may not have as great an ability to raise additional capital;

•                  may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                  be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

27

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (10/20/1998)
Millennium Fund
Return Before Taxes	33.26	0.74	9.10
Return After Taxes on Distributions	33.26	-0.29	8.02
Return After Taxes on Distributions and Sale of Fund Shares	21.62	0.23	7.49
Russell 2000 Growth Index	48.54	0.86	5.68
Russell 2000 Index	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

*                 Through 12/15/2000, Millennium Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 11/1998 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Millennium Fund Trust Class. Performance from the beginning of the measurement period above to 11/1998 is that of Millennium Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

28

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.87
Equals:	Total annual operating expenses	2.22
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.75

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.75% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$178	$551	$949	$2,062

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

29

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	18.20	34.10	15.82	10.30	11.98
Plus:	Income from investment operations
	Net investment loss	(0.27)	(0.28)	(0.17)	(0.11)	(0.15)
	Net gains (losses) - realized and unrealized	17.45	(15.89)	(5.35)	1.79	(0.05)
	Subtotal: income from investment operations	17.18	(16.17)	(5.52)	1.68	(0.20)
Minus:	Distributions to shareholders
	Capital gain distributions	1.28	2.11	—	—	—
	Subtotal: distributions to shareholders	1.28	2.11	—	—	—
Equals:	Share price (NAV) at end of year	34.10	15.82	10.30	11.98	11.78

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.75	1.75	1.75	1.75	1.70
Gross expenses(1)		2.12	2.11	1.92	2.26	2.17
Expenses(2)		1.75	1.75	1.75	1.75	1.75
Net investment loss - actual		(1.31)	(1.35)	(1.18)	(1.10)	(1.20)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		96.66	(48.45)	(34.89)	16.31	(1.67)
Net assets at end of year (in millions of dollars)		19.5	7.9	4.3	4.6	2.7
Portfolio turnover rate (%)		176	158	126	241	146

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

30

Neuberger Berman
Partners Fund	Ticker Symbol: NBPTX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•      strong fundamentals, such as a company’s financial, operational, and competitive positions

•      relatively high operating profit margins and returns

•      a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

31

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

32

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.66	1.30	9.48
Return After Taxes on Distributions	35.66	0.50	8.20
Return After Taxes on Distributions and Sale of Fund Shares	23.18	0.79	7.73
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

*                 Through 12/15/2000, Partners Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1993 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Trust Class. Performance from the beginning of the measurement period above to 8/1993 is that of Partners Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

33

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.05
Equals:	Total annual operating expenses	1.04

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$106	$331	$574	$1,271

MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

34

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	18.71	18.74	15.81	12.84	14.81
Plus:	Income from investment operations
	Net investment income (loss)	0.13	0.03	(0.00)	(0.01)	0.10
	Net gains (losses) - realized and unrealized	1.34	(1.85)	(2.65)	1.98	1.57
	Subtotal: income from investment operations	1.47	(1.82)	(2.65)	1.97	1.67
Minus:	Distributions to shareholders
	Income dividends	0.19	0.11	0.03	—	—
	Capital gain distributions	1.25	1.00	0.29	—	—
	Subtotal: distributions to shareholders	1.44	1.11	0.32	—	—
Equals:	Share price (NAV) at end of year	18.74	15.81	12.84	14.81	16.48

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss)- as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses - actual		0.92	1.00	1.03	1.05	1.02
Gross expenses(1)		—	—	—	—	1.03
Expenses(2)		0.92	1.00	1.03	1.05	1.04
Net investment income (loss) - actual		0.53	0.19	(0.00)	(0.07)	0.60

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		8.41	(9.81)	(17.10)	15.34	11.28	(3)
Net assets at end of year (in millions of dollars)		622.6	463.0	314.7	301.1	283.8
Portfolio turnover rate (%)		95	73	53	65	67

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

35

Neuberger Berman
Real Estate Fund	Ticker Symbol: NBRFX

GOAL & STRATEGY

The fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody’s or Standard & Poor’s or, if unrated by either of these, deemed by the manager to be of comparable quality.

The manager makes investment decisions through a fundamental analysis of each company. The manager reviews each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the manager finds an opportunity he believes is more compelling, or if the manager’s outlook on the company or the market changes. Active trading may cause the fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the fund invests; later percentage changes caused by a change in market values or company circumstances will not require the fund to dispose of a holding.

[ICON]
Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger-cap company stocks.

[ICON]
Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

36

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

37

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The fund may at times be more concentrated in particular sub-sectors of the real estate business — e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for taxfree pass through of income under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the fund defaults on payment of its debt obligations.

The fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

38

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

39

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year

Average Annual Total % Returns as of 12/31/2003

	1 Year	Since Inception (5/1/2002)
Real Estate Fund
Return Before Taxes	39.96	21.95
Return After Taxes on Distributions	36.92	19.58
Return After Taxes on Distributions and Sale of Fund Shares	26.08	17.35
NAREIT Equity REIT Index	37.13	17.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The NAREIT Equity REIT Index is an unmanaged index of all equity REITs currently listed on the New York Stock Exchange, NASDAQ National Market System and the American Stock Exchange.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based index of the equity REIT market. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

40

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling, or exchanging shares held for more than 180 days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees (% of amount redeemed or exchanged)
These are deducted directly from your investment.
Redemption Fee
Exchange Fee
These fees are charged on investments held 180 days or less, whether fund shares are redeemed or exchanged for shares of another fund. See “Redemption Fee” for more information.
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly
	Management fees	1.25
Plus:	Distribution (12b-1) fees	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.97
Minus:	Expense reimbursement	0.47
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

MANAGEMENT

Steven R. Brown is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund’s assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, theNeuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

41

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	10.00		9.81	11.49
Plus:	Income from investment operations
	Net investment income	0.12		0.31	0.26
	Net gains (losses) - realized and unrealized	(0.24)		1.75	3.17
	Subtotal: income from investment operations	(0.12)		2.06	3.43
	Redemption fees	0.00		0.00	0.01
Minus:	Distributions to shareholders
	Income dividends	0.07		0.38	0.28
	Capital gain distributions	—		—	0.52
	Subtotal: distributions to shareholders	0.07		0.38	0.80
Equals:	Share price (NAV) at end of year	9.81		11.49	14.13

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	(2)	1.50	1.47
Gross expenses(3)		4.81	(2)	2.19	1.93
Expenses(4)		1.50	(2)	1.50	1.50
Net investment income - actual		3.53	(2)	3.10	2.05

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(1.23	)(6)	21.70	31.03
Net assets at end of year (in millions of dollars)		12.2		31.2	40.1
Portfolio turnover rate (%)		44		85	148

The above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Period from 5/1/2002 (beginning of operations) to 8/31/2002.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6)       Not annualized.

42

Neuberger Berman
Regency Fund	Ticker Symbol: NBREX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

•                  above-average returns on invested capital

•                  strong management teams

•                  solid balance sheets.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

43

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•                  fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

44

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	Since Inception (6/1/1999)
Regency Fund
Return Before Taxes	35.91	12.03
Return After Taxes on Distributions	35.91	9.52
Return After Taxes on Distributions and Sale of Fund Shares	23.34	8.89
Russell Midcap Index	40.06	6.42
Russell Midcap Value Index	38.07	8.05

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Value Index is an unmanaged index of U.S. mid cap value stocks.

*                 Through 12/15/2000, Regency Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 6/1999 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Regency Fund Trust Class.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the U.S. mid-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

45

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.95
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.62
Equals:	Total annual operating expenses	1.67
Minus:	Expense reimbursement	0.17
Equals:	Net expenses	1.50

*                 Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015 so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

MANAGEMENT

Andrew B. Wellington is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has been the manager of the fund since May 2003 and before that was a co-manager since 2002 and an associate manager of the fund since 2001. From 1996 to 2001, he was a portfolio manager at another firm.

David M. DiDomenico is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.95% of average net assets.

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FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	9.76	13.15	11.30	9.24	10.61
Plus:	Income from investment operations
	Net investment loss	—	(0.01)	(0.00)	(0.03)	(0.03)
	Net gains (losses) - realized and unrealized	3.40	0.55	(0.78)	1.40	2.03
	Subtotal: income from investment operations	3.40	0.54	(0.78)	1.37	2.00
Minus:	Distributions to shareholders
	Income dividends	0.01	—	0.01	—	—
	Capital gain distributions	—	2.39	1.27	—	—
	Subtotal: distributions to shareholders	0.01	2.39	1.28	—	—
Equals:	Share price (NAV) at end of year	13.15	11.30	9.24	10.61	12.61

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		1.50	1.50	1.50	1.50	1.49
Gross expenses(1)		1.75	1.76	1.64	1.82	1.66
Expenses(2)		1.51	1.50	1.50	1.50	1.50
Net investment loss - actual		(0.01)	(0.06)	(0.04)	(0.30)	(0.22)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		34.86	4.77	(7.45)	14.83	18.85
Net assets at end of year (in millions of dollars)		25.1	25.4	13.4	11.3	19.8
Portfolio turnover rate (%)		200	256	119	73	62

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman
Socially Responsive Fund	Ticker Symbol: NBSTX

GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation- related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

•                  environmental concerns

•                  diversity in the work force

•                  progressive employment and workplace practices, and community relations.

The managers typically also look at a company’s record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days’ notice.

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Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

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Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

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Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

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MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The fund’s social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

•                  undervalued stocks that don’t meet the social criteria could outperform those that do

•                  economic or political changes could make certain companies less attractive for investment

•                  the social policy could cause the fund to sell or avoid stocks that subsequently perform well.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

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PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	Since Inception (3/16/1994)
Socially Responsive Fund
Return Before Taxes	34.15	3.37	10.57
Return After Taxes on Distributions	33.04	2.69	9.92
Return After Taxes on Distributions and Sale of Fund Shares	22.99	2.63	9.11
S&P 500 Index	28.67	-0.57	11.18

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

*                 Through 12/15/2000, Socially Responsive Fund Trust Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 3/1997 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Socially Responsive Fund Trust Class. Performance from the beginning of the measurement period above to 3/1997 is that of Socially Responsive Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Trust Class would have had.

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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

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INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.95
Plus:	Distribution (12b-1 fees)	0.10
	Other expenses	0.21
Equals:	Total annual operating expenses	1.26

*                 The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$128	$400	$692	$1,523

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-manager of the fund since December 2003 and before that was an associate manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.95% of average net assets.

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FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001		2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.41	14.53		13.07	10.62	12.79
Plus:	Income from investment operations
	Net investment income (loss)	(0.02)	(0.03)		0.01	(0.01)	0.00
	Net gains (losses) - realized and unrealized	0.40	(1.43)		(1.28)	2.18	1.26
	Subtotal: income from investment operations	0.38	(1.46)		(1.27)	2.17	1.26
Minus:	Distributions to shareholders
	Income dividends	—	—		—	0.00	0.01
	Capital gain distributions	0.25	—		1.14	—	0.57
	Tax return of capital	0.01	—		0.04	—	—
	Subtotal: distributions to shareholders	0.26	—		1.18	0.00	0.58
Equals:	Share price (NAV) at end of year	14.53	13.07		10.62	12.79	13.47

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if cer- tain expense reimbursement and offset arrangements had not been in effect.

Net expenses - actual		1.32	1.46		1.33	1.32	1.25
Gross expenses(1)		1.76	1.59		—	—	—
Expenses(2)		1.32	1.46		1.33	1.33	1.26
Net investment income (loss) - actual		(0.19)	(0.25)		0.07	(0.12)	0.00

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		2.76 (3)	(10.05	)(3)	(10.86)	20.45	9.89
Net assets at end of year (in millions of dollars)		29.0	28.3		12.5	28.7	42.3
Portfolio turnover rate (%)		76	83		60	62	35

For dates prior to 12/16/2000, the figures above are from the Trust Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by PricewaterhouseCoopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1)       Shows what this ratio would have been if there had been no expense reimbursement.

(2)       Shows what this ratio would have been if there had been no expense offset arrangements.

(3)       Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses.

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Neuberger Berman

Your Investment

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MAINTAINING YOUR ACCOUNT

To buy or sell Trust Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Trust Class of one Neuberger Berman fund to the Trust Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

•                  suspend the offering of shares

•                  reject any exchange or purchase order

•                  suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                  change, suspend, or revoke the exchange privilege

•                  satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                  suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares—The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                  in unusual circumstances where the law allows additional time if needed

•                  if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks — When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

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Distribution and Shareholder Servicing Fees

Focus, Guardian, Millennium, Partners, Real Estate, Regency and Socially Responsive Funds have adopted a plan under which each fund’s Trust Class pays 0.10% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

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Your Investment Provider

The Trust Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment

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provider. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Trust Class shares of the funds do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the funds (other than International Fund and Real Estate Fund) do not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

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Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

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Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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DISTRIBUTIONS AND TAXES

Distributions — Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Real Estate Fund, which typically distributes any net investment income quarterly.

Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in additional shares of that fund or paid to you in cash.

How distributions are taxed — Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

How share transactions are taxed — When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

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[ARROW ICON}
Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

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Backup Withholding

A fund is required to withhold 28 % of the money you are otherwise entitled to receive from its distributions and redemption proceeds i f you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

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Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

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REDEMPTION FEE

If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 180 days or less of purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. Beginning March 31, 2005, these redemption fees will be applied for sales or exchanges made within 90 days of the purchase.

The funds use a “first-in, first-out” method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be

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considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

•                  shares acquired by reinvestment of dividends or other distributions of the funds;

•                  shares held in an account of certain qualified retirement plans; or

•                  shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

You should contact your investment provider to determine whether it imposes a redemption fee or has such a policy in place.

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MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

To further discourage market-timing, if a shareholder sells shares of Neuberger Berman International Fund or Neuberger Berman Real Estate Fund or exchanges them for shares of another fund within 180 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman International Fund) or 1.00% (in the case of Neuberger Berman Real Estate Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions by the funds; shares held in an account of certain qualified retirement plans; or shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

58

[ICON]
PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Genesis, and Millennium Funds) will be available at http:// www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

[ICON]
FUND STRUCTURE

Each fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Trust Class shares of the funds.

59

APPENDIX

Neuberger Berman Focus Fund — Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

60

(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector—for example, video and electronic games—may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

61

(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

62

Neuberger Berman Equity Funds

Trust Class Shares

No load or sales charges

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports — The shareholder reports offer information about each fund’s recent performance, including:

•                  a discussion by the portfolio manager(s) about strategies and market conditions

•                  fund performance data and financial statements

•                  portfolio holdings

Statement of Additional Information (SAI) — The SAI contains more comprehensive information on these funds, including:

•                  various types of securities and practices, and their risks

•                  investment limitations and additional policies

•                  information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

[ICON]
Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

800-877-9700

212-476-8800

Broker/Dealer and Institutional Services: 800-366-6264

Web site: www.nb.com

Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.

605 Third Avenue 2nd Floor

New York, NY 10158-0180

Shareholder Services

800.877.9700

Institutional Services

800.366.6264

www.nb.com

 A0090 12/04 SEC file number: 811-582

PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

ADVISOR CLASS

SHARES

Fasciano Fund

Focus Fund

Genesis Fund

Guardian Fund

Manhattan Fund

Millennium Fund

Partners Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

Contents

EQUITY FUNDS
Fasciano Fund	1
Focus Fund	6
Genesis Fund	11
Guardian Fund	16
Manhattan Fund	21
Millennium Fund	26
Partners Fund	31
YOUR INVESTMENT
Maintaining Your Account	36
Share Prices	37
Distributions and Taxes	38
Market Timing Policy	40
Portfolio Holdings Policy	40
Fund Structure	40

THESE FUNDS:

•                          are designed for investors with long-term goals in mind

•                          offer you the opportunity to participate in financial markets through professionally managed portfolios

•                          also offer the opportunity to diversify your portfolio with funds that invest using a value or a growth approach, or a combination of the two

•                          carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                          are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

•                          normally invest at least 80% of net assets in equity securities

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Fasciano Fund	Ticker Symbol: NBFVX

GOAL & STRATEGY

The fund seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

•                          strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

•                            stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the manager believes are likely to achieve the fund’s objective, the manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation.

In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The fund’s blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.

1

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

The fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

2

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Fasciano Fund
Return Before Taxes	29.07	5.79	11.49
Return After Taxes on Distributions	28.95	5.45	10.58
Return After Taxes on Distributions and Sale of Fund Shares	18.99	4.82	9.72
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

* The year-by-year and average annual total return data for the periods prior to 3/24/2001 are those of Neuberger Berman Fasciano Fund’s predecessor, Fasciano Fund, Inc. Performance from the beginning of the measurement period above to 5/2002 is that of Fasciano Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

3

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.24
Equals:	Total annual operating expenses	1.74

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$177	$548	$944	$2,052

MANAGEMENT

Michael Fasciano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the fund’s assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

4

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00		8.38	9.45
Plus:	Income from investment operations
	Net investment loss	(0.03)		(0.09)	(0.09)
	Net gains (losses) – realized and unrealized	(1.59)		1.16	1.29
	Subtotal: income from investment operations	(1.62)		1.07	1.20
Minus:	Distributions to shareholders
	Capital gain distributions	–		–	0.05
	Subtotal: distributions to shareholders	–		–	0.05
Equals:	Share price (NAV) at end of year	8.38		9.45	10.60
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.90	(2)	1.83	1.56
Gross expenses(3)		4.58	(2)	1.75	1.73
Expenses(4)		1.90	(2)	1.83	1.56
Net investment loss – actual		(1.04	)(2)	(1.03)	(0.85)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(16.20	)(6)	12.77	12.73
Net assets at end of year (in millions of dollars)		0.9		13.9	18.5
Portfolio turnover rate (%)		24		24	17

The figures above have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 5/24/2002 (beginning of operations) to 8/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower/higher if Neuberger Berman Management had not reimbursed/recouped certain expenses and/or waived a portion of investment management fees.

(6) Not annualized.

5

Neuberger Berman
Focus Fund	Ticker Symbol: NBFAX

GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

•                          autos and housing

•                          consumer goods and services

•                          defense and aerospace

•                          energy

•                          financial services

•                          health care

•                          heavy industry

•                          machinery and equipment

•                          media and entertainment

•                          retailing

•                          technology

•                          transportation

•                          utilities

At any given time, the fund intends to place most of its assets in those sectors that the managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic,

political and regulatory events.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings,

book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

6

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. While its sector focus can change, currently the fund has more than 50% of its total assets invested in the financial services sector. (See the Appendix for a discussion of sector-specific risks.) To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

7

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Focus Fund
Return Before Taxes	64.23	6.26	12.10
Return After Taxes on Distributions	64.23	5.53	11.18
Return After Taxes on Distributions and Sale of Fund Shares	41.75	5.11	10.33
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* Through 12/15/2000, Focus Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the period from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Focus Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Focus Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to September 1998, its performance during that time might have been different if current policies had been in effect.

8

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.88
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.10
Equals:	Total annual operating expenses	1.23

* The figures in the table are based on last year’s expenses.

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$125	$390	$676	$1,489

MANAGEMENT

Kent Simons and Robert B. Corman are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Simons has managed the fund’s assets since 1988. Corman has co-managed the fund’s assets since November 2003. He held senior positions in portfolio management at four other firms since 1981.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.88% of average net assets.

9

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	16.18	23.57	18.64	11.86	16.54
Plus:	Income from investment operations
	Net investment loss	(0.06)	(0.15)	(0.06)	(0.02)	(0.02)
	Net gains (losses) – realized and unrealized	8.99	(4.78)	(5.48)	4.70	(0.17)
	Subtotal: income from investment operations	8.93	(4.93)	(5.54)	4.68	(0.19)
Minus:	Distributions to shareholders
	Capital gain distributions	1.54	–	1.24	–	–
	Subtotal: distributions to shareholders	1.54	–	1.24	–	–
Equals:	Share price (NAV) at end of year	23.57	18.64	11.86	16.54	16.35
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.47	1.28	1.31	1.21
Gross expenses(1)		2.89	–	–	–	1.22
Expenses(2)		1.50	1.47	1.28	1.31	1.22
Net investment loss – actual		(0.66)	(0.71)	(0.37)	(0.19)	(0.13)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		58.68 (3)	(20.92)	(31.83)	39.46	(1.15	)(3)
Net assets at end of year (in millions of dollars)		15.2	20.7	15.8	26.9	41.7
Portfolio turnover rate (%)		55	38	25	24	27

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees..

10

Neuberger Berman
Genesis Fund	Tcker Symbol: NBGAX

This fund is closed to new investors.

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                          above-average returns

•                          an established market niche

•                          circumstances that would make it difficult for new competitors to enter the market

•                          the ability to finance their own growth

•                          sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

11

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

12

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	31.34	14.28	14.74
Return After Taxes on Distributions	31.33	13.45	13.95
Return After Taxes on Distributions and Sale of Fund Shares	20.38	12.04	12.80
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

* Through 12/15/2000, Genesis Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 4/1997 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Advisor Class. Performance from the beginning of the measurement period above to 4/1997 is that of Genesis Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

13

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.07
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.04
Equals:	Total annual operating expenses	1.36

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$138	$431	$745	$1,635

* The figures in the table are based on last year’s expenses.

MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.07% of average net assets.

14

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	12.64	15.84	16.72	16.60	19.71
Plus:	Income from investment operations
	Net investment loss	(0.04)	(0.07)	(0.06)	(0.10)	(0.15)
	Net gains (losses) – realized and unrealized	3.25	2.42	0.43	3.27	3.11
	Subtotal: income from investment operations	3.21	2.35	0.37	3.17	2.96
Minus:	Distributions to shareholders
	Income dividends	0.01	–	–	–	–
	Capital gain distributions	–	1.47	0.49	0.06	0.01
	Subtotal: distributions to shareholders	0.01	1.47	0.49	0.06	0.01
Equals:	Share price (NAV) at end of year	15.84	16.72	16.60	19.71	22.66
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.46	1.39	1.37	1.35
Gross expenses(1)		1.59	–	–	–	1.36
Expenses(2)		1.50	1.46	1.39	1.37	1.36
Net investment loss – actual		(0.31)	(0.42)	(0.33)	(0.61)	(0.68)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		25.42 (3)	16.18	2.22	19.15	15.02 (3)
Net assets at end of year (in millions of dollars)		99.0	169.7	298.2	320.2	438.5
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

15

Neuberger Berman
Guardian Fund Ticker	Symbol: NBGUX

GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

16

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

17

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Guardian Fund
Return Before Taxes	34.67	0.44	6.64
Return After Taxes on Distributions	34.67	0.11	6.17
Return After Taxes on Distributions and Sale of Fund Shares	22.54	0.25	5.59
S&P 500 Index	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

* Through 12/15/2000, Guardian Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Guardian Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Guardian Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based ^ market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.

18

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1) fees	0.25
	Other expenses	0.17
Equals:	Total annual operating expenses	1.31

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$133	$415	$718	$1,579

* The figures in the table are based on last year’s expenses.

MANAGEMENT

Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an associate manager of the fund since December 2003 and has been a portfolio manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an associate manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

19

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001		2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	13.54	15.60		12.75	10.29	11.48
Plus:	Income from investment operations
	Net investment income (loss)	–	0.05		0.06	–	(0.01)
	Net gains (losses) – realized and unrealized	2.16	(2.19.	)	(2.47)	1.25	1.36
	Subtotal: income from investment operations	2.16	(2.14)		(2.41)	1.25	1.35
Minus:	Distributions to shareholders
	Income dividends	0.01	0.03		0.05	0.05	–
	Capital gain distributions	0.09	0.68		–	–	–
	Tax return of capital	–	–		–	0.01	–
	Subtotal: distributions to shareholders	0.10	0.71		0.05	0.06	–
Equals:	Share price (NAV) at end of year	15.60	12.75		10.29	11.48	12.83

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) – as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses – actual	1.47	1.32	1.24	1.31	1.30
Gross expenses(1)	–	–	–	–	1.31
Expenses(2)	1.48	1.32	1.24	1.31	1.31
Net investment income (loss) – actual	–	0.35	0.48	0.05	(0.09)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)	16.04	(13.74)	(18.95)	12.21	11.76	(3)
Net assets at end of year (in millions of dollars)	27.5	24.1	17.0	16.6	6.7
Portfolio turnover rate (%)	83	88	85	113	25

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

20

Neuberger Berman
Manhattan Fund	Ticker Symbol: NBMBX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•      financial condition (such as debt to equity ratio)

•      market share and competitive leadership of the company’s products

•      earnings growth relative to competitors

•      market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

21

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•      fluctuate more widely in price than the market as a whole

•                  underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

22

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Manhattan Fund
Return Before Taxes	29.96	-3.94	5.36
Return After Taxes on Distributions	29.96	-4.67	4.17
Return After Taxes on Distributions and Sale of Fund Shares	19.47	-3.22	4.33
Russell Midcap Index	40.06	7.23	12.18
Russell Midcap Growth Index	42.71	2.01	9.40
S&P 500 Index**	28.67	-0.57	11.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell Midcap Index is an unmanaged index of U.S. mid-cap stocks.

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The S&P 500 Index is an unmanaged index of U.S. stocks.

* Through 12/15/2000, Manhattan Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 9/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Manhattan Fund Advisor Class. Performance from the beginning of the measurement period above to 9/1996 is that of Manhattan Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

** The fund has changed its broad-based index from the S&P 500 Index to the Russell ^ Midcap Index to provide a more appropriate market comparison for the fund’s performance.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.

23

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.94
Plus:	Distribution (12b-1) fees	0.25
	Other expenses	0.97
Equals:	Total annual operating expenses	2.16
Minus:	Expense reimbursement	0.66
Equals:	Net expenses	1.50

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$153	$474	$818	$1,791

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.94% of average net assets.

24

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004

Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

	Share price (NAV) at beginning of year	14.54	27.05	10.77	7.61	9.00
Plus:	Income from investment operations
	Net investment loss	(0.21)	(0.16)	(0.11)	(0.09)	(0.10)
	Net gains (losses) – realized and unrealized	12.72	(12.62)	(2.97)	1.48	0.50
	Subtotal: income from investment operations	12.51	(12.78)	(3.08)	1.39	0.40
Minus:	Distributions to shareholders
	Capital gain distributions	–	3.50	0.08	–	–
	Subtotal: distributions to shareholders	–	3.50	0.08	–	–
Equals:	Share price (NAV) at end of year	27.05	10.77	7.61	9.00	9.40

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.50	1.50	1.50	1.50	1.48
Gross expenses(1)		3.57	2.60	2.25	2.26	2.14
Expenses(2)		1.50	1.50	1.50	1.50	1.50
Net investment loss – actual		(1.09)	(1.05)	(1.14)	(1.16)	(1.05)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(3)		86.04	(51.43)	(28.81)	18.27	4.44
Net assets at end of year (in millions of dollars)		5.4	1.8	1.8	2.2	2.1
Portfolio turnover rate (%)		105	102	98	145	102

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. The figures above for fiscal year 2000 have been audited by Pricewaterhouse Coopers LLP, the fund’s independent accountants during that year. All figures for fiscal years 2001 through and including 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that year. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

25

Neuberger Berman
Millennium Fund	Ticker Symbol: NBMVX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $2 billion. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitive analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as:

•                          financial condition (such as debt to equity ratio)

•                          market share and competitive leadership of the company’s products

•                          earnings growth relative to competitors

•                          market valuation in comparison to a stock’s own historical norms and the stocks of other small-cap companies.

The managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ICON]
Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.

26

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•                          may have a shorter history of operations than larger companies;

•                          may not have as great an ability to raise additional capital;

•                          may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•                          be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund may at times invest a portion of its assets in mid-cap stocks. For a discussion of the risks associated with mid-cap stocks, see the Appendix.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

27

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

			Since
			Inception
	1 Year	5 Years	(10/20/1998)
Millennium Fund
Return Before Taxes	33.44	0.83	9.22
Return After Taxes on Distriutions	33.44	-1.34	6.95
Return After Taxes on Distributions and Sale of Fund Shares	21.74	-0.22	7.03
Russell 2000 Growth	48.54	0.86	5.68
Index
Russell 2000 Index	47.25	7.13	10.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.

The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

* Performance from the beginning of the measurement period above to 5/2002 is that of Millennium Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. small-cap equity market and of the portion of that market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

28

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	1.25
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	4.82
Equals:	Total annual operating expenses	6.32
Minus:	Expense reimbursement	4.42
Equals:	Net expenses	1.90

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$193	$597	$1,026	$2,222

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.90% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 1.90% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

MANAGEMENT

The fund is managed by a team headed by Jon D. Brorson, consisting of the following lead portfolio managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.

David H. Burshtan, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 1.25% of average net assets.

29

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2002(1)		2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	10.00		6.92	8.04
Plus:	Income from investment operations
	Net investment loss	(0.04)		(0.09)	(0.11)
	Net gains (losses) – realized and unrealized	(3.04)		1.21	(0.01)
	Subtotal: income from investment operations	(3.08)		1.12	(0.12)
Equals:	Share price (NAV) at end of year	6.92		8.04	7.92
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment loss – as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses – actual		1.90(2)		1.90	1.86
Gross expenses(3)		7.42(2)		4.27	6.28
Expenses(4)		1.90(2)		1.90	1.90
Net investment loss – actual		(1.28(2)		(1.25)	(1.36)
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)(5)		(30.80	)(6)	16.18	(1.49)
Net assets at end of year (in millions of dollars)		0.2		0.8	0.5
Portfolio turnover rate (%)		126		241	146

The figures above for fiscal years 2002 & 2003 have been audited by KPMG LLP, the fund’s independent auditors during those years. The figures for fiscal year 2004 have been audited by Tait, Weller, & Baker, the fund’s independent registered public accounting firm for that period. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Period from 5/3/2002 (beginning of operations) to 8/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6) Not annualized.

30

Neuberger Berman
Partners Fund	Ticker Symbol: NBPBX

GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

•                          strong fundamentals, such as a company’s financial, operational, and competitive positions

•                          relatively high operating profit margins and returns

•                          a sound internal earnings record.

The manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ICON]
Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

[ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

31

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund’s performance may also suffer if a sector does not perform as expected.

The fund’s value investing approach may dictate an emphasis on certain sectors of the market at any given time.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The fund’s performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

32

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Partners Fund
Return Before Taxes	35.38	1.00	9.09
Return After Taxes on Distributions	35.38	0.43	7.92
Return After Taxes on Distributions and Sale of Fund Shares	23.00	0.65	7.34
S&P 500 Index	28.67	-0.57	11.06
Russell 1000 Value Index	30.03	3.56	11.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Descriptions:

The S&P 500 Index is an unmanaged index of U.S. stocks.

The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

* Through 12/15/2000, Partners Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 8/1996 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Partners Fund Advisor Class. Performance from the beginning of the measurement period above to 8/1996 is that of Partners Fund Investor Class. Because Investor Class has moderately lower expenses, its performance typically should be slightly better than Advisor Class would have had.

[ICON]
Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of the market the fund focuses on. The fund’s performance figures include all of its expenses; the indexes do not include costs of investment.

33

INVESTOR EXPENSES

The fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.89
Plus:	Distribution (12b-1 fees)	0.25
	Other expenses	0.12
Equals:	Total annual operating expenses	1.26

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$128	$400	$692	$1,523

* The figures in the table are based on last year’s expenses.

MANAGEMENT

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mullick has managed the fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.89% of average net assets.

34

FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	15.74	16.03	13.72	11.14	12.82
Plus:	Income from investment operations
	Net investment income (loss)	0.02	(0.01)	(0.02)	(0.03)	0.03
	Net gains (losses) – realized and unrealized	1.17	(1.60)	(2.31)	1.71	1.38
	Subtotal: income from investment operations	1.19	(1.61)	(2.33)	1.68	1.41
Minus:	Distributions to shareholders
	Income dividends	0.01	0.01	–	–	–
	Capital gain distributions	0.89	0.69	0.25	–	–
	Subtotal: distributions to shareholders	0.90	0.70	0.25	–	–
Equals:	Share price (NAV) at end of year	16.03	13.72	11.14	12.82	14.23
Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) – as they actually are as well as how they would have been if certain expense offset arrangements and/or waiver had not been in effect.

Net expenses – actual		1.32	1.29	1.22	1.26	1.24
Gross expenses(1)		–	–	–	–	1.24
Expenses(2)		1.32	1.29	1.22	1.26	1.26
Net investment income (loss) – actual		0.11	(0.10)	(0.19)	(0.28)	0.25
Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return (%)		7.99	(10.12)	(17.29)	15.08	11.00	(3)
Net assets at end of year (in millions of dollars)		53.5	43.1	29.9	30.0	13.7
Portfolio turnover rate (%)		95	73	53	65	67

For dates prior to 12/16/2000, the figures above are from the Advisor Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not waived a portion of investment management fees.

35

Neuberger Berman

Your Investment

[ICON]
MAINTAINING YOUR ACCOUNT

To buy or sell Advisor Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from the Advisor Class of one Neuberger Berman fund to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to “time the market” or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

•                          suspend the offering of shares

•                          reject any exchange or purchase order

•                          suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•                          change, suspend, or revoke the exchange privilege

•                          satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                          suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares–The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•                          in unusual circumstances where the law allows additional time if needed

•                          if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks – When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

[ICON]
Distribution and Shareholder Servicing Fees

Each fund has adopted a plan under which each fund’s Advisor Class pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

36

[ICON]
Your Investment Provider

The Advisor Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Advisor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.

[ICON]
Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

[ICON]
SHARE PRICES

Because Advisor Class shares of the funds do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the funds do not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your investment plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it’s possible that a fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

37

[ICON]
Share Price Calculations

The price of a particular share class of a fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of a fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When a fund believes a reported market price of a portfolio security for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price of a portfolio security a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

[ICON]
DISTRIBUTIONS AND TAXES

Distributions – Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December).

Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in additional shares of that fund or paid to you in cash.

How distributions are taxed – Except for tax-advantaged retirement plans and accounts and other tax-exempt investors and as noted in the next sentence, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional fund shares.

Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions generally are taxable to you in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see “Taxes and You”) will help clarify this for you.

Distributions of income and the excess of net short-term capital gain over net long-term capital loss are generally taxed as ordinary income, expect that a fund’s dividends attributable to “qualified dividend income” (generally, dividends it receives on stock of most U.S. and certain foreign corporations) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy certain holding period and other restrictions with respect to their fund shares.

38

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions depends on how long a fund held the securities it sold, not on when you bought your shares of the fund, or whether you reinvested your distributions.

How share transactions are taxed – When you sell (redeem) or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her fund shares that have been held for more than one year will qualify for a 15% maximum federal income tax rate.

[ICON]
Taxes and You

The taxes you actually owe on distributions and share transactions can vary with many factors, such as your tax bracket, how long you held your shares and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone’s tax situation is different, and your professional should be able to help you answer any questions you may have.

[ICON]
Backup Withholding

A fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the fund. Withholding at that rate also is required from each fund’s distributions to which you are otherwise entitled if you are such a shareholder and the IRS tells us that you are subject to backup withholding or you are subject to backup withholding for any other reason.

In the case of a custodial account for a newborn, if the appropriate taxpayer identification number has been applied for but is not available when you complete the account application, you may open the account without that number, if we receive the custodian’s date of birth and social security number together with a copy of the request made to the IRS for the newborn’s social security number. However, we must receive the new number within 60 days or the account will be closed. For information on custodial accounts, call 800-877-9700.

You must supply your signed taxpayer identification number form to your investment provider, and it must supply its taxpayer identification number to us, in order to avoid backup withholding.

[ICON]
Buying Shares Before a Distribution

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional shares of the distributing class of the fund or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you’ll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you’re investing in a fund through a tax-advantaged retirement account, there are no tax consequences to you from a distribution.

39

[ICON]
MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds’ trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any exchange or investment order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege.

NB Management applies the funds’ policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

[ICON]
PORTFOLIO HOLDINGS POLICY

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information. The top ten portfolio holdings for each fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for each fund (except Fasciano, Genesis, and Millennium Funds) will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Millennium Funds will be available 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for Fasciano, Genesis and Millennium Funds will be available in January showing information for the quarter ended November 30, 2004. Each fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

[ICON]
FUND STRUCTURE

Each fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Advisor Class shares of the funds.

40

APPENDIX

Neuberger Berman Focus Fund – Description of Economic Sectors.

Neuberger Berman Focus Fund seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

(1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products (“automobile industries”) or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

(2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

(3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

(4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies’ securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

(5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

41

(6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

(7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

(8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

(9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector–for example, video and electronic games–may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

(10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies’ securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

(11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

42

(12) Transportation Sector: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public’s willingness to travel.

(13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Market Risk

The following is a discussion of the risks of investing in the various capitalization components of the stock market and the risks of using either a value or growth approach to selecting these securities.

(1) Small-Cap Stocks: The stocks of smaller companies are often more volatile and less liquid than the stocks of larger companies, and these companies may have a shorter history of operations than larger companies. They may not have as great an ability to raise additional capital; and may have a less diversified product line, making them more susceptible to market pressure. Small-cap stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor. Finally, small-cap stocks may be more affected than other types of stock by the underperformance of a sector in which they may be more concentrated.

(2) Mid-Cap Stocks: Mid-cap stocks may fluctuate more widely in price than the market as a whole and may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

(3) Large-Cap Stocks: At times, large-cap stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period.

(4) Value Stocks: With a value approach, there is the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

(5) Growth Stocks: Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

43

Neuberger Berman Equity Funds

Advisor Class Shares

If you’d like further details on these funds you can request a free copy of the following documents:

Shareholder Reports – The shareholder reports offer information about each fund’s recent performance, including:

•                          a discussion by the portfolio manager(s) about strategies and market conditions

•                          fund performance data and financial statements

•                          portfolio holdings

Statement of Additional Information (SAI) – The SAI contains more comprehensive information on these funds, including:

•                           various types of securities and practices, and their risks

•                          investment limitations and additional policies

•                          information about each fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC

[ICON]
Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264
www.nb.com

 A0092 12/04 SEC file number: 811-582

44

PROSPECTUS December 17, 2004

Neuberger Berman

Equity Funds

INSTITUTIONAL CLASS

SHARES

Genesis Fund

These securities, like the securities of all mutual
funds, have not been approved or disapproved by
the Securities and Exchange Commission, and
the Securities and Exchange Commission has not
determined if this prospectus is accurate or
complete. Any representation to the contrary is a
criminal offense.

Neuberger Berman

THIS FUND:

•         is designed for investors with long-term goals in mind

•                          offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

•         also offers the opportunity to diversify your portfolio with a fund that invests using a value approach

•                          carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

•                          is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

•         normally invests at least 80% of its net assets in equity securities.

The “Neuberger Berman” name and logo are registered service marks of Neuberger Berman, LLC. “Neuberger Berman Management Inc.” and the individual fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.© 2004 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
Genesis Fund	Ticker Symbol: NBGIX

This fund is closed to new investors.

[ICON]
GOAL& STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

•                          above-average returns

•                          an established market niche

•                          circumstances that would make it difficult for new competitors to enter the market

•                          the ability to finance their own growth

•                          sound future business prospects.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[ARROW ICON]
Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.

[ARROW ICON]
Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

1

MAIN RISKS

Most of the fund’s performance depends on what happens in the stock market. The market’s behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

•       may have a shorter history of operations than larger companies;

•         may not have as great an ability to raise additional capital;

•         may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

•         be more affected than other types of stocks by the underperformance of a sector emphasized by the fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the managers commit a portion of the fund’s assets to mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

•         fluctuate more widely in price than the market as a whole

•                          underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Other Risks

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

2

PERFORMANCE

The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it’s not a prediction of future results.

Year-by-Year % Returns as of 12/31 each year*

Best quarter: Q3 ‘97, 20.07%

Worst quarter: Q3 ‘98, -16.43%

Year-to-date performance as of 9/30/2004: 8.60%

Average Annual Total % Returns as of 12/31/2003*

	1 Year	5 Years	10 Years
Genesis Fund
Return Before Taxes	32.00	14.88	15.09
Return After Taxes on Distributions	31.99	13.95	14.13
Return After Taxes on Distributions and Sale of Fund Shares	20.81	12.50	13.01
Russell 2000 Index	47.25	7.13	9.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index Description:

The Russell 2000 Index is an unmanaged index of U.S. smallcap stocks.

* Through 12/15/2000, Genesis Fund Institutional Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 7/1999 to 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Institutional Class. Performance from the beginning of the measurement period above to 7/1999 is that of Genesis Fund Investor Class. Because Institutional Class has lower expenses, its performance typically should be slightly better than the Investor Class would have had.

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Performance Measures

The information on this page provides different measures of the fund’s total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund’s performance figures include all of its expenses; the index does not include costs of investment.

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INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

Fee Table

Shareholder Fees		None
Annual operating expenses (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.
	Management fees	0.82
Plus:	Distribution (12b-1 fees)	None
	Other expenses	0.04
Equals:	Total annual operating expenses	0.86
Minus:	Expense reimbursement	0.00
Equals:	Net expenses	0.86

Expense Example

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund’s expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Expenses	$87	$271	$471	$1,049

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund’s annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year’s expenses.

MANAGEMENT

Judith M. Vale and Robert W. D’Alelio are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D’Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund’s assets since 1994. D’Alelio joined the firm in 1996 and has co-managed the fund’s assets since 1997.

Neuberger Berman Management Inc. is the fund’s investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $75.3 billion in total assets (as of 9/30/2004) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2004, the management/administration fees paid to Neuberger Berman Management Inc. were 0.82% of average net assets.

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FINANCIAL HIGHLIGHTS

Year Ended August 31,		2000	2001	2002	2003	2004
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
	Share price (NAV) at beginning of year	20.28	25.41	26.88	26.83	32.00
Plus:	Income from investment operations
	Net investment income (loss)	0.08	0.05	0.05	(0.02)	(0.06)
	Net gains (losses) - realized and unrealized	5.20	3.87	0.69	5.28	5.06
	Subtotal: income from investment operations	5.28	3.92	0.74	5.26	5.00
Minus:	Distributions to shareholders
	Income dividends	0.04	0.06	-	-	-
	Capital gain distributions	0.11	2.39	0.79	0.09	0.02
	Subtotal: distributions to shareholders	0.15	2.45	0.79	0.09	0.02
Equals:	Share price (NAV at end of year)	25.41	26.88	26.83	32.00	36.98

Ratios (% of average net assets)

The ratios show the fund’s expenses and net investment income (loss) - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses - actual		0.85	0.85	0.85	0.85	0.85
Gross expenses(1)		0.97	0.91	0.88	0.87	0.86
Expenses(2)		0.85	0.85	0.85	0.85	0.85
Net investment income (loss) - actual		0.34	0.19	0.20	(0.08)	(0.17)

Other data

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.

Total return(%)(3)		26.22	16.87	2.77	19.68	15.62
Net assets at end of year (in millions of dollars)		232.1	357.7	456.3	638.2	912.4
Portfolio turnover rate (%)		38	19	19	17	23

For dates prior to 12/16/2000, the figures above are from the Institutional Class’s predecessor feeder fund. All of the above figures have been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the fund’s most recent shareholder report (see back cover).

(1) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

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Neuberger Berman

Your Investment

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MAINTAINING YOUR ACCOUNT

Institutional Class shares of the fund are available to you for investment through retirement savings programs such as pension and profit sharing plans and employee benefit trusts. The minimum initial investment is $5 million. Neuberger Berman Management Inc. reserves the right to waive this minimum investment for certain retirement plans.

To buy or sell Institutional Class shares of the fund, contact your retirement plan. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Under certain circumstances, the fund reserves the right to:

•         suspend the offering of shares

•         reject any purchase order

•                          suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

•         satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

•                          suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Proceeds from the sale of shares—The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

•         in unusual circumstances where the law allows additional time if needed

•                          if a check you wrote to buy shares hasn’t cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

Uncashed checks—When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

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Your Retirement Plan

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you’ll need for managing your investment will come from your retirement plan. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your retirement plan may charge fees, which are in addition to those described in this prospectus.

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Information Required From New Accounts

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your retirement plan acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Institutional Class shares of the fund do not have a sales charge, the price you pay for each share of the fund is the fund’s net asset value per share. Similarly, because the fund does not charge fees for selling shares, your fund pays you the full share price when you sell shares. Remember that your retirement plan may charge fees for its services.

The fund is open for business every day the New York Stock Exchange (“Exchange”) is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see “Maintaining Your Account” for information on placing orders). Check with your retirement plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your retirement plan accepts orders, it’s possible that the fund’s share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can’t buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

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Share Price Calculations

The price of a particular share class of the fund is the total value of the assets attributable to that class minus the liabilities attributable to that class, divided by the total number of shares of that class outstanding. Because the value of the fund’s securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When  the fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the fund’s NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund’s net asset value will be subject to the judgment of the trustees’ designee instead of being determined by market prices.

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DISTRIBUTIONS AND TAXES

Distributions—The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your retirement plan about whether your income and capital gain distributions from the fund will be reinvested in Institutional Class shares of the fund or paid to you in cash.

How distributions are taxed—Fund distributions you receive generally are not taxable to you, although withdrawals from your retirement plan generally are subject to tax.

How share transactions are taxed—Your retirement plan’s sale or exchange of fund shares also will not result in a realized taxable gain or loss.

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MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares (“market-timing activities”) can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund’s trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any investment order or suspend the telephone order privilege.

NB Management applies the fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes an effort to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

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PORTFOLIO HOLDINGS POLICY

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information. The top ten portfolio holdings for the fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

Beginning December 31, 2004, the complete portfolio holdings for the fund will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after the end of each fiscal quarter. The first quarterly posting of complete portfolio holdings for the fund will be available in January showing information for the quarter ended November 30, 2004. The fund’s complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

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FUND STRUCTURE

The fund uses a “multiple class” structure. The Neuberger Berman funds offer one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of the fund.

9

Neuberger Berman Equity Funds
Institutional Class Shares

No load, sales charges or 12b-1 fees

If you’d like further details on this fund you can request a free copy of the following documents:

Shareholder Reports—The shareholder reports offer information about the fund’s recent performance, including:

•         a discussion by the portfolio manager(s) about strategies and market conditions

•         fund performance data and financial statements

•         portfolio holdings

Statement of Additional Information (SAI)—The SAI contains more comprehensive information on this fund, including:

•         various types of securities and practices, and their risks

•         investment limitations and additional policies

•         information about the fund’s management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Neuberger Berman, LLC

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Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC’s website at www.sec.gov.

You may also view and copy the documents at the SEC’s Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services
800.366.6264

www.nb.com

   A0089 12/04 SEC file number: 811-582